Lease Commitments (Details) - Schedule of right of use asset and liabilities - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Asset
Operating lease right of use assets	$ 1,987,544	$ 1,923,082	$ 1,923,082	$ 495,154
Liabilities
Operating lease liabilities, current portion	268,310	384,530	384,530	249,284
Operating liabilities, net of current portion	1,768,609	1,570,388	1,570,388	223,985
Total lease liabilities	$ 2,036,919	$ 1,954,918	$ 1,954,918	$ 473,269